Note 23 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Bank balances		$ 4,252	$ 4,737
Restricted cash *	[1]	2,456	1,998
Cash and cash equivalents		6,708	6,735
Bank overdrafts and short term loans used for cash management purposes @	[2]	(17,740)	(5,239)
Net cash and cash equivalents		$ (11,032)	$ 1,496	$ 16,265	$ 19,092

[1]	Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.
[2]	Interest paid on bank overdraft was $1,657 (2022: $192).